Organization - Schedule of Principal Subsidiaries of Company (Detail) - Subsidiaries [Member]	12 Months Ended
Dec. 31, 2015
Cheerbright International Holdings, Limited [Member]
Organization [Line Items]
Date of incorporation or acquisition	Jun. 13, 2006
Place of incorporation	British Virgin Islands
Percentage of direct ownership by the Company	100.00%
Principal activities	Investment holding
Autohome (Hong Kong) Limited [Member]
Organization [Line Items]
Date of incorporation or acquisition	Mar. 16, 2012
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of online advertising services
Autohome Media Limited [Member]
Organization [Line Items]
Date of incorporation or acquisition	Oct. 18, 2013
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of online advertising services
Beijing Cheerbright Technologies Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Sep. 01, 2006
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of technical and consulting services
Autohome Shanghai Advertising Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Sep. 29, 2013
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of online advertising services
Beijing Prbrownies Software Co., Ltd. (formerly known as Beijing Autohome Software Co., Ltd.) [Member]
Organization [Line Items]
Date of incorporation or acquisition	Nov. 12, 2013
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of information technology services
Beijing Autohome Technologies Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Nov. 12, 2013
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of information technology services
Beijing Autohome Advertising Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Nov. 13, 2013
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of online advertising services
Guangzhou Autohome Advertising Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Nov. 25, 2013
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of online advertising services
Tianjin Autohome Technologies Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Oct. 20, 2014
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of information technology services
Autohome (Tianjin) Automobile Sales Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Oct. 20, 2014
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of automobile and component parts sales service
Beijing Chezhiying Technology Co., Ltd. ("Chezhiying WFOE") [Member]
Organization [Line Items]
Date of incorporation or acquisition	May 26, 2015
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of information technology services
Autohome E-commerce Inc. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Feb. 06, 2015
Place of incorporation	Cayman Islands
Percentage of direct ownership by the Company	100.00%
Principal activities	Investment holding
Autohome Link Inc. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Jan. 29, 2015
Place of incorporation	Cayman Islands
Percentage of direct ownership by the Company	100.00%
Principal activities	Investment holding
Autohome Financing Limited [Member]
Organization [Line Items]
Date of incorporation or acquisition	Mar. 23, 2015
Place of incorporation	Cayman Islands
Percentage of direct ownership by the Company	100.00%
Principal activities	Investment holding
Autohome E- Commerce Hong Kong Limited [Member]
Organization [Line Items]
Date of incorporation or acquisition	Feb. 18, 2015
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of information technology services
Autohome Link Hong Kong Limited [Member]
Organization [Line Items]
Date of incorporation or acquisition	Feb. 16, 2015
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of information technology services
Autohome Financing Hong Kong Limited [Member]
Organization [Line Items]
Date of incorporation or acquisition	Apr. 15, 2015
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of financial services
Beijing Chezhiying Software Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Dec. 09, 2015
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of information technology services
Beijing Kemoshijie Technology Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Sep. 11, 2015
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of information technology services
Shanghai Baiche Julian Information Technology Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Dec. 29, 2014
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of information technology services